Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (63,276)	€ (20,818)
Items that may be reclassified to profit or loss
Currency translation differences	(387)	1,402
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	7	24
Other comprehensive income/(loss) for the period, net of tax	(380)	1,426
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (63,656)	€ (19,391)